Property, vessels and equipment	12 Months Ended
Dec. 31, 2022
Property, vessels and equipment [Abstract]
Property, vessels and equipment
9	Property, vessels and equipment

Property, vessels and equipment as of December 31, 2022 and 2021 are summarized as follows:

	2022
	Net balances at beginning of year	Additions	Disposals		Transfers and others	Depreciation / loss from revaluation	Net balances at year end	Estimated useful lives(years)
Maritime equipment	$70,838	$-	$-		$(4,099)	$13,160	$53,579	3
Shipyard	149	-	-		-	35	114	40
Major vessel maintenance	1,945	-	-		15,185	2,548	14,582	2.5
Buildings and facilities	116,714	425	-		(9,780)	3,544	103,815	20 y 25
Warehousing equipment	387	290	-		(1)	75	601	10
Computer equipment	277	49	-		(5)	139	182	3 y 4
Terminal equipment	23,337	1	-		(2)	2,340	20,996	10
Ground transportation equipment	2,564	1,321	-		-	753	3,132	4.5 y 10
Other equipment	8,434	3,620	-		(458)	1,495	10,101
	224,645	5,706	-		840	24,089	207,102
Lands	1,199,550	-	61,973	(a)	9,597	-	1,147,174
Constructions in progress	116,743	19,525	-		227	-	136,495
	$1,540,938	$25,231	$61,973		$10,664	$24,089	$1,490,771

	2021
	Net balances at beginning of year	Additions		Disposals		Transfers and others		Depreciation / loss from revaluation	Net balances at year end	Estimated useful lives(years)
Vessels	$182,055	$-		$119,832	(b)	$(51,591)	(c)	$10,632	$-	25
Maritime equipment	-	33,836		-		37,002		-	70,838	3
Shipyard	190	-		-		-		41	149	40
Major vessel maintenance	6,858	-		5,486		2,376		1,803	1,945	2.5
Buildings and facilities	286,232	-		48,869	(d)	(108,094)	(c)	12,555	116,714	20 y 25
Warehousing equipment	450	-		-		-		63	387	10
Computer equipment	397	100		-		-		220	277	3 y 4
Terminal equipment	24,309	1,381		-		-		2,353	23,337	10
Ground transportation equipment	3,730	54		-		-		1,220	2,564	4.5 y 10
Other equipment	9,500	89		-		23		1,178	8,434
	513,721	35,460		174,187		(120,284)		30,065	224,645
Lands	1,934,345	-		158,287	(d)	(576,508)	(c)	-	1,199,550
Constructions in progress	83,930	40,008	(e)	-		(7,195)		-	116,743
	$2,531,996	$75,468		$332,474		$(703,987)		$30,065	$1,540,938

All the amounts for depreciation and for loss from revaluation are included as part of the depreciation, amortization, and loss from revaluation on the consolidated statements of profit or loss.

The accumulated depreciation on property, vessels and equipment at December 31, 2022 and 2021 is $141,427 and $197,950, respectively.

(a)
It consists of the retirement of 5 real properties in August, the real property named “El Montero” and 4 real properties classified as available-for-sale, pursuant to the accord and satisfaction contract with Fibra FUNO for the total payment of liabilities in benefit of Fibra FUNO in lease agreements. A total loss was incurred on the operation in the amount of $57,804. (See Note 10).

(b)
On January 8, 2021, the ship “Olmeca” was sold to company Athene Shipping Limited, which was delivered in Singapore. The advance received was used to prepay the line of credit with Act Maritime LLC for $3.5 million dollars in December 2020.

(c)	It is mainly made up of the transfer to the assets classified as held for sale for $446,951 and the cancellation of the revaluation surplus for $284,584.

(d)	It is mainly made up of the write-offs of 3 properties for $191,000, registering a loss of $130,000, recorded under other expenses (see Note 19).

(e)	Corresponds mainly to investments in Inmobiliaria Dos Naciones, S. de R.L. of C.V. for the Dam project.

If the cost model had been used, the revalued carrying amounts for vessels, land and properties as of December 31, 2022 and 2021, would be as follows:

	2022	2021
Lands	$653,640	$715,613
Properties	126,675	133,342
	$780,315	$848,955

The revalued amounts include a revaluation surplus of $753,439 and $824,600 in 2022 and 2021, respectively, before taxes, which is not available for distribution to stockholders (see Note 17).

Fair value measurement

See Note 25 regarding the measuring of fair value for properties.

Guarantees

At the end of 2022 and 2021, there were three properties securing various bank loans. Likewise, as of December 31, 2022 and 2021, there was an RTG crane under guarantee with ‘PNC Bank, N.A.’.